Employees - Pensions and Similar Obligations, Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	14.00%
Actuarial valuation, time interval	3 years
Actual return on plan assets	€ 698.0	€ 253.0
Return on plan assets excluding amounts included in net finance income/(cost)	(174.0)
Interest income, defined benefit plans	872.0
Liabilities in respect of short-term repurchase agreements	1,400.0	500.0
Pension plans
Disclosure of defined benefit plans [line items]
Cash contributed to fair value of plan assets	603.0
Property and leases	€ 1,287.0	1,552.0
Ice Cream Business
Disclosure of defined benefit plans [line items]
Demerger, pension liability, term	10 years
Property and leases occupied by Unilever
Disclosure of defined benefit plans [line items]
Property and leases	€ 9.0	98.0
Unilever securities
Disclosure of defined benefit plans [line items]
Equity securities	€ 0.2	0.0
Equity instruments held, total plan assets, percentage	0.001%
Special Benefits Trust
Disclosure of defined benefit plans [line items]
Excluded plan assets	€ 23.0	€ 30.0
UK and Netherlands
Disclosure of defined benefit plans [line items]
Percentage of defined benefit pension liabilities	69.00%
United Kingdom
Disclosure of defined benefit plans [line items]
Percentage of long term trend future improvements	1.00%
United Kingdom | Interest rate risk | Minimum
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	100.00%
United Kingdom | Inflation rate risk | Minimum
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	100.00%
Netherlands | Interest rate risk
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	95.00%
Netherlands | Inflation rate risk
Disclosure of defined benefit plans [line items]
Degree of hedging of liabilities, percentage	20.00%
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Period of level of medical cost inflation	10 years
Other post- employment benefit plans | Bottom of range
Disclosure of defined benefit plans [line items]
Rate of level of medical cost inflation (in percent)	5.00%
Other post- employment benefit plans | Top of range
Disclosure of defined benefit plans [line items]
Rate of level of medical cost inflation (in percent)	7.50%
Pension liabilities
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	95.00%
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities (in percent)	81.00%